BioShares Biotechnology Products Fund (NASDAQ: BBP)

BioShares Biotechnology Clinical Trials Fund (NASDAQ: BBC)

(each a “Fund” and, together, the “Funds”),

each a series of ETFis Series Trust I

Supplement dated August 14, 2017 to the

Prospectus dated February 28, 2017

Important Notice to Investors

1.	On August 14, 2017, shareholders of the Funds approved an amended and restated investment advisory agreement (the “Amended and Restated Advisory Agreement”) with the Funds’ investment adviser, Virtus ETF Advisers LLC (“VEA”). Effective upon shareholder approval of the Amended and Restated Advisory Agreement VEA assumed responsibility for the day-to-day management of each Fund’s portfolio, and LifeSci Index Partners, LLC (“LifeSci”) ceased serving as each Fund’s sub-adviser, but continues to serve as the index provider to each Fund’s underlying index. All references to LifeSci as the Funds’ sub-adviser in the Funds’ prospectus are hereby removed.

2.	The following information replaces in its entirety the information appearing under the heading “Risk/Return Summary Information – BioShares Biotechnology Products Fund – Fees and Expenses of the Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Products Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Products Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.79%
Total Annual Fund Operating Expenses	0.79%

(1)	The management fee is structured as a “unified fee,” out of which the Products Fund’s adviser pays all of the ordinary operating expenses of the Products Fund, except for the Products Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Products Fund; each of which is paid by the Products Fund.

Example. This example is intended to help you compare the cost of investing in the Products Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Products Fund.

The example assumes that you invest $10,000 in the Products Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Products Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 83	$ 259	$ 452	$ 1,014

3.	The following information replaces in its entirety the seventh and eighth paragraphs appearing under the heading “Risk/Return Summary Information – BioShares Biotechnology Products Fund – Principal Investment Strategy”:

As of January 31, 2017, the Products Index contained the common stock of 34 issuers. The Index Provider reconstitutes the Products Index semi-annually, upon the open of the first trading days after June 15 and December 15 of each year, with equal weightings among all constituent securities. A security may be removed from the Products Index prior to a scheduled reconstitution if, for any consecutive 60-day period, the security’s market capitalization falls below $50 million and the security’s minimum 6-month average daily trading volume falls below $500,000, or if the security’s issuer has entered into a definitive merger or acquisition agreement or has filed for bankruptcy. The Products Index is calculated and published daily by Indxx, LLC, which is not affiliated with the Products Fund, the Index Provider or Virtus ETF Advisers LLC, the Products Fund’s investment adviser (the “Adviser”).

The Products Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Products Index by investing in a portfolio of securities that generally replicates the Products Index; however, there may be times when the Products Fund does not hold every security in the Products Index. The Adviser expects that, over time, the correlation between the Products Fund’s performance, before fees and expenses, and that of the Products Index will be 95% or better. A figure of 100% would indicate perfect correlation.

4.	All references to the “Sub-Adviser” appearing under the heading “Risk/Return Summary Information – BioShares Biotechnology Products Fund – Principal Risks” are replaced with the “Adviser.”

5.	The following information replaces in its entirety the information appearing under the heading “Risk/Return Summary Information – BioShares Biotechnology Products Fund – Management of the Fund”:

Virtus ETF Advisers LLC is the Products Fund’s investment adviser. The Adviser is responsible for managing the Products Fund’s investments, subject to the oversight and supervision of the Board of Trustees (the “Board”) of ETFis Series Trust I (the “Trust”). The Products Fund’s portfolio management team is comprised of Matthew B. Brown and Seth Kadushin, each of whom is a Portfolio Manager with the Adviser and has served as portfolio manager of the Products Fund since August 2017.

6.	The following information replaces in its entirety the information appearing under the heading “Risk/Return Summary Information – BioShares Biotechnology Products Fund – Payments to Broker-Dealers and Other Financial Intermediaries”:

If you purchase the Products Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Products Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Products Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7.	The following information replaces in its entirety the information appearing under the heading “Risk/Return Summary Information – BioShares Biotechnology Clinical Trials Fund – Fees and Expenses of the Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Clinical Trials Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Clinical Trials Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.79%
Total Annual Fund Operating Expenses	0.79%

(1)	The management fee is structured as a “unified fee,” out of which the Clinical Trials Fund’s adviser pays all of the ordinary operating expenses of the Clinical Trials Fund, except for the Clinical Trials Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Clinical Trials Fund; each of which is paid by the Clinical Trials Fund.

Example. This example is intended to help you compare the cost of investing in the Clinical Trials Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Clinical Trials Fund.

The example assumes that you invest $10,000 in the Clinical Trials Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Clinical Trials Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 83	$ 259	$ 452	$ 1,014

8.	The following information replaces in its entirety the eighth and ninth paragraphs appearing under the heading “Risk/Return Summary Information – BioShares Biotechnology Clinical Trials Fund – Principal Investment Strategy”:

As of January 31, 2017, the Clinical Trials Index contained the common stock of 70 issuers. The Index Provider reconstitutes the Clinical Trials Index semi-annually, upon the open of the first trading days after June 15 and December 15 of each year, with equal weightings among all constituent securities. An issuer’s security will typically be removed from the Clinical Trials Index, at the time of the Clinical Trials Index’s next reconstitution, if the issuer’s lead drug is granted FDA approval. In addition, an issuer’s security will typically be removed from the Clinical Trials Index, at the time of the next reconstitution, if the issuer’s Lead Drug fails in development and is no longer being pursued by the issuer, such that the issuer no longer has a lead drug in the Clinical Trials Stage. A security may also be removed from the Clinical Trials Index prior to a scheduled reconstitution if, for any consecutive 60-day period, the security’s market capitalization falls below $50 million and the security’s minimum 6-month average daily trading volume falls below $500,000, or if the security’s issuer has entered into a definitive merger or acquisition agreement or has filed for bankruptcy. The Clinical Trials Index is calculated and published daily by Indxx, LLC, which is not affiliated with the Clinical Trials Fund, the Index Provider or Virtus ETF Advisers LLC, the Clinical Trials Fund’s investment adviser (the “Adviser”).

The Clinical Trials Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Clinical Trials Index by investing in a portfolio of securities that generally replicates the Clinical Trials Index; however, there may be times when the Clinical Trials Fund does not hold every security in the Clinical Trials Index. The Adviser expects that, over time, the correlation between the Clinical Trials Fund’s performance, before fees and expenses, and that of the Clinical Trials Index will be 95% or better. A figure of 100% would indicate perfect correlation.

9.	All references to the “Sub-Adviser” appearing under the heading “Risk/Return Summary Information – BioShares Biotechnology Clinical Trials Fund – Principal Risks” are replaced with the “Adviser.”

10.	The following information replaces in its entirety the information appearing under the heading “Risk/Return Summary Information – BioShares Biotechnology Clinical Trials Fund – Management of the Fund”:

Virtus ETF Advisers LLC is the Clinical Trials Fund’s investment adviser. The Adviser is responsible for managing the Clinical Trials Fund’s investments, subject to the oversight and supervision of the Board of Trustees (the “Board”) of ETFis Series Trust I (the “Trust”). The Clinical Trials Fund’s portfolio management team is comprised of Matthew B. Brown and Seth Kadushin, each of whom is a Portfolio Manager with the Adviser and has served as portfolio manager of the Clinical Trials Fund since August 2017.

11.	The following information replaces in its entirety the information appearing under the heading “Risk/Return Summary Information – BioShares Biotechnology Clinical Trials Fund – Payments to Broker-Dealers and Other Financial Intermediaries”:

If you purchase the Clinical Trials Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Clinical Trials Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Clinical Trials Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12.	All references to the “Sub-Adviser” appearing under the heading “Additional Information Regarding the Funds’ Investment Strategies and Risks” are replaced with the “Adviser.”

13.	The following information replaces in its entirety the second paragraph appearing under the heading “Management of the Funds – Investment Adviser”:

The Adviser serves as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust on behalf of each Fund. The Adviser is responsible for the oversight and management of all service providers to the Trust. The Adviser also assists with: (a) non-advisory operations of the Funds, (b) the preparation of all required tax returns, (c) the preparation and submission of reports to existing shareholders, (d) the periodic updating of prospectuses and statements of additional information, (e) the preparation of reports to be filed with the SEC and other regulatory authorities, and (f) maintaining certain of the Funds’ records.

14.	The following information replaces in its entirety the information appearing under the heading “Management of the Funds – Investment Adviser – Adviser Compensation”:

Adviser Compensation. Effective August 14, 2017, shareholders of each Fund approved an amended and restated investment advisory agreement with the Adviser pursuant to which the Adviser receives a monthly fee at the annual rate of 0.79% of each Fund’s average daily net assets (the “New Advisory Agreement”). In consideration of the fees paid with respect to each Fund, the Adviser has agreed to pay all ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Adviser’s fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. Prior to shareholder approval of the New Advisory Agreement, the Adviser was paid by each Fund’s previous sub-adviser out of the sub-adviser’s fee pursuant to an investment sub-advisory agreement then in effect. For the fiscal year ended October 31, 2016, the previous sub-adviser paid the Adviser fees equal to an annual rate of 0.075% and 0.1275% of the Fund’s average annual net assets with respect to the Products Fund and the Clinical Trials Fund, respectively. For the same period, the Products Fund and the Clinical Trials Fund paid the previous sub-adviser fees equal to an annual rate of 0.85% and 0.85% of the Fund’s average annual net assets, respectively.

Disclosure Regarding Advisory Agreement Approval. A discussion regarding the basis for the Board’s most recent approval of the investment advisory agreements and investment sub-advisory agreements for the Funds is available in the Funds’ semi-annual report for the fiscal period ended April 30, 2017. You may obtain a copy of the Funds’ annual and semi-annual reports, without charge, upon request to the Funds.

15.	The section entitled “Management of the Funds – Investment Sub-Adviser” is hereby deleted in its entirety.

16.	The following information replaces in its entirety the information appearing under the heading “Management of the Funds – Portfolio Managers”:

The following individuals serve as the Funds’ portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of each Fund’s portfolio and has served in such position since August 2017:

Matthew Brown, Portfolio Manager. Matthew Brown serves as Portfolio Manager at the Adviser. Mr. Brown is also executive managing director and chief operating officer at Virtus ETF Solutions LLC (“VES”) since 2012. Before founding VES in 2012, he served as director of operations for Factor Advisors from 2010 to 2012. In 2009, Mr. Brown co-founded ETP Resources, a consulting and data services business that continues to grow and serve the ETF industry. From 2008 to 2009, he headed U.S. operations and served as chief compliance officer for U.K.-based issuer SPA/London & Capital. Mr. Brown earned a B.A. in Economics from Boston College.

Seth Kadushin, Portfolio Manager. Seth Kadushin serves as Portfolio Manager at the Adviser. Mr. Kadushin has also served as director of capital markets at VES since 2013. Prior to joining VES, Mr. Kadushin worked at Euromoney Institutional Investor, Plc where he developed large scale investment management programs focusing on Exchange Traded Instruments and Alternate Investment Strategies. From 2011 through 2012 Mr. Kadushin worked at Wedbush Securities as an Options Desk Strategist. Mr. Kadushin worked at RBS Securities as Head Program Trader from 2009 through 2011. Prior to 2009, Mr. Kadushin held senior level positions at Lehman Brothers and Bear Sterns (J.P. Morgan), where he was a member of the firm’s Cross Asset Policy Committee charged with instituting their equity trading division’s guidelines. Mr. Kadushin holds a BBA in Finance from Emory University. He achieved his Master’s in Business from Fordham University with a concentration in Information Systems.

Additional Information. Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares of the Funds is available in the Funds’ SAI.

17.	The following information replaces in its entirety the information appearing under the heading “Management of the Funds – Expenses of the Funds”:

Each Fund pays all of its expenses not assumed by the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Funds and other series of the Trust or the nature of the services performed and relative applicability to the Funds and other series of the Trust.

Investors should retain this supplement with the

prospectus for future reference.

BioShares Biotechnology Products Fund (NASDAQ: BBP)

BioShares Biotechnology Clinical Trials Fund (NASDAQ: BBC)

(each a “Fund” and, together, the “Funds”),

each a series of ETFis Series Trust I

Supplement dated August 14, 2017 to the

Statement of Additional Information (“SAI”) dated February 28, 2017

Important Notice to Investors

1.	On August 14, 2017, shareholders of the Funds approved an amended and restated investment advisory agreement (the “Amended and Restated Advisory Agreement”) with the Funds’ investment adviser, Virtus ETF Advisers LLC (“VEA”). Effective upon shareholder approval of the Amended and Restated Advisory Agreement VEA assumed responsibility for the day-to-day management of each Fund’s portfolio, and LifeSci Index Partners, LLC (“LifeSci”) ceased serving as each Fund’s sub-adviser, but continues to serve as the index provider to each Fund’s underlying index. All references to LifeSci as the Funds’ sub-adviser in the Funds’ SAI are hereby removed.

2.	All references to the “Sub-Adviser” appearing under the heading “Other Investment Policies” are replaced with the “Adviser.”

3.	The first footnote to the table appearing under the heading “Management and Other Service Providers – Trustees and Officers – Compensation” is replaced with the following information:

These amounts are not paid directly by the Funds, but instead were paid by the Funds’ previous sub-adviser out of the sub-adviser’s fee.

4.	The following information replaces in its entirety the second and third sentences appearing under the heading “Management and Other Service Providers – Proxy Voting Policies”:

The Adviser serves as the proxy voting manager for each Fund. Copies of the Trust’s Proxy Voting Policy and Procedures, which have been adopted by the Adviser with respect to voting proxies for each Fund, are included as Appendix A to this SAI.

5.	The fourth paragraph appearing under the heading “Management Services – Adviser” is hereby deleted in its entirety.

6.	The following information replaces in its entirety the information appearing under the heading “Management Services – Adviser – Adviser Compensation”:

Adviser Compensation. Effective August 14, 2017, shareholders of each Fund approved an amended and restated investment advisory agreement with the Adviser pursuant to which the Adviser receives a monthly fee at the annual rate of 0.79% of each Fund’s average daily net assets (the “New Advisory Agreement”). In consideration of the fees paid with respect to each Fund, the Adviser has agreed to pay all ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Adviser’s fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. Prior to shareholder approval of the New Advisory Agreement, the Adviser was paid by each Fund’s previous sub-adviser out of the sub-adviser’s fee pursuant to an investment

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sub-advisory agreement then in effect. The previous sub-adviser paid the Adviser the following advisory fees for each Fund for the fiscal years ended October 31:

Fund	2015	2016
Clinical Trials Fund	$18,388	$25,000
Products Fund	$15,959	$15,633

7.	The section entitled “Management Services – Sub-Adviser” is hereby deleted in its entirety.

8.	The following information replaces in its entirety the information appearing under the heading “Management Services – Portfolio Managers”:

Ownership of Fund Shares. The Funds’ portfolio managers are Matthew B. Brown and Seth Kadushin. The portfolio managers do not own any Shares of the Funds as of August 14, 2017.

Other Accounts. As of August 14, 2017, none of the portfolio managers are currently responsible for the day-to-day management of any account other than the Funds.

Material Conflicts of Interest. Because each of the portfolio managers may at times manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. The portfolio managers may manage portfolios having substantially the same investment style as a Fund. However, the portfolios managed by the portfolio managers may not have portfolio compositions identical to those of a Fund due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The portfolio managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, the portfolio managers may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios may have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between a Fund and the other accounts. In addition, current trading practices would not allow the Adviser to intentionally favor one portfolio over another as trades are executed as trade orders are received.

Compensation. The portfolio managers are compensated by the Adviser and do not receive any compensation directly from the Funds. Each portfolio manager receives their compensation in the form of base salary that is determined by the advisory fee revenue generated by the firm’s assets under management. Thus, portfolio manager compensation is aligned with the interests of the firm’s clients, including each Fund and its investors. The portfolio managers may also earn a bonus each year based on the profitability of the Adviser.

9.	The following information replaces in its entirety the information appearing under the heading “Other Service Providers – Administrator”:

ADMINISTRATOR. Under the Administrative Services Agreement, Virtus ETF Solutions LLC (the “Administrator”) serves as the operational administrator of the Trust. The Administrator’s address is 1540 Broadway, New York, New York 10036. Under the Administrative Services Agreement, the Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’

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communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator will be indemnified in connection with or arising out of performance of its obligations and duties under this Agreement, except for losses resulting from the willful malfeasance, bad faith or gross negligence of Administrator in the performance of such obligations and duties. The Funds’ previous sub-adviser paid the Administrator out of the sub-adviser’s advisory fee pursuant to the sub-adviser’s unified fee arrangement with each Fund. The Funds’ previous sub-adviser paid the Administrator the following fees for each Fund for the fiscal years ended October 31:

Fund	2015	2016
Clinical Trials Fund	$21,860	$25,000
Products Fund	$8,744	$15,633

10.	The following information replaces in its entirety the third, fourth and fifth paragraphs appearing under the heading “Other Service Providers – Accounting, Custodian and Transfer Agent”:

The Funds’ previous sub-adviser paid the Accounting Services Administrator out of the sub-adviser’s advisory fee pursuant to the sub-adviser’s unified fee arrangement with each Fund. The Funds’ previous sub-adviser paid BNY Mellon the following fees for accounting and administration services for each Fund for the fiscal years ended October 31:

Fund	2015	2016
Clinical Trials Fund	$18,237	$74,315
Products Fund	$15,325	$72,487

BNY Mellon serves as custodian of each Fund’s assets (the “Custodian”). The Custodian has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; (3) respond to correspondence from Fund shareholders and others relating to its duties; and (4) make periodic reports to each Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities.

BNY Mellon serves as transfer agent and dividend paying agent for each Fund (the “Transfer Agent”). The Transfer Agent has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of the Funds; (3) respond to correspondence by Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds.

11.	The following information replaces in its entirety the third paragraph appearing under the heading “Other Service Providers – Distributor”:

The Funds’ previous sub-adviser paid the Distributor the following fees for each Fund for the fiscal years ended October 31:

Fund	2015	2016
Clinical Trials Fund	$15,739	$15,739
Products Fund	$15,739	$15,739

12.	All references to the “Sub-Adviser” and “Sub-Advisory Agreement” appearing under the heading “Portfolio Transactions and Brokerage” are replaced with the “Adviser” and “Advisory Agreement,” respectively.

13.	The reference to the “Sub-Adviser” appearing under the heading “Purchase and Redemption of Creation Units” is replaced with the “Adviser.”

14.	Appendix B to the SAI entitled “Sub-Adviser Proxy Voting Policy and Procedures” is hereby deleted in its entirety from the SAI.

Investors should retain this supplement with the

SAI for future reference.

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